General	12 Months Ended
Dec. 31, 2024
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	SciSparc Ltd. (formerly known as Therapix Biosciences Ltd.) (“SciSparc” or the “Company” or the “Group”), a pharmaceutical company, was incorporated in Israel and commenced its operations on August 23, 2004. Until March 2014, SciSparc and its subsidiaries at the time were mainly engaged in developing several innovative immunotherapy products and SciSparc’s own patents in the immunotherapy field. In August 2015, the Company decided to adopt a different business strategy and began focusing on developing a portfolio of approved drugs based on cannabinoid molecules. With this focus, the Company is currently engaged in development programs based on Δ9-tetrahydrocannabinol (“THC”) and/or non-psychoactive cannabidiol for the treatment of Tourette syndrome, Alzheimer’s disease and agitation, autism spectrum disorder and Status Epilepticus. The headquarters of the Company are located in Tel Aviv, Israel.

The Company’s ordinary shares are listed on Nasdaq and are trading under the symbol “SPRC”.

As of December 31, 2024, the Company had three private subsidiaries, including an inactive company incorporated under the laws of Israel: Evero Health Ltd (“Evero”); an inactive company incorporated under the laws of Israel: Brain Bright Ltd (“Brain Bright”); and a company incorporated under the laws of the State of Delaware: Scisparc Nutraceuticals Inc. (together with Evero and Brain Bright, the “Subsidiaries”).

On September 14, 2023, the Company’s board of directors (the “Board”) resolved that the final ratio for the Third Reverse Split (as defined below) will be 26:1, which became effective on September 28, 2023. Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these consolidated financial statements for all periods presented.

b.	The Group incurred operating losses since its incorporation and expects to continue to incur operating losses for the foreseeable future. As of December 31, 2024, the Group had an accumulated deficit of approximately $74,975 as a result of recurring operating losses.

As of December 31, 2024, the Company’s cash and cash equivalents totaled $1,540. In the period ended December 31, 2024, the Company had an operating loss of $7,316 and negative cash flows from operating activities of $5,104. The Company’s current cash and cash equivalents position is not sufficient to fund the Company’s planned operations for at least a year beyond the date of the filing date of the financial statements. The ability to continue as a going concern is dependent upon the Company obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they become due. While the Company has successfully raised funds in the past, there is no guarantee that it will be able to do so in the future. The inability to borrow or raise sufficient funds on commercially reasonable terms, would have serious consequences on our financial condition and results of operations. In addition, the Group has started recognizing revenues from sales. However, its pharmaceutical operations are dependent on its ability to raise additional funds from existing and/or new investors. This dependency will continue until the Group is able to completely finance its operations by generating revenue from its products. These above-mentioned factors raise substantial doubt about the Group’s ability to continue as a going concern.

The accompanying consolidated financial statements were prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business. Such financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern.

c.	Definitions and Meanings:

The Company	-	SciSparc Ltd. (formerly known as Therapix Biosciences Ltd.)

The Group	-	SciSparc Ltd. (formerly Therapix Biosciences Ltd.) and its Subsidiaries, as detailed in Note 1a.

Subsidiaries	-	Companies that are controlled by the Company, as defined in IFRS 10, “Consolidated Financial Statements”, and whose accounts are consolidated with those of the Company (if active).

Associates	-	An entity over which the Company has significant influence, as defined in IAS 28, “Investment in Associates and Joint Ventures” and is not a Subsidiary.

Related Parties	-	As defined in IAS 24, “Related Party Disclosures”.

IAS	-	International Accounting Standards issued by the International Accounting Standards Board (“IASB”).

IFRS	-	International Financial Reporting Standards issued by the IASB.

d.	On July 3, 2025, the Company effected a twenty one-for-one reverse share split of its ordinary shares. All share and per share information has been retroactively adjusted to reflect the reverse share split for all periods presented.